SIGNIFICANT ACCOUNTING POLICIES (Changes in Accumulated Balances of Other Comprehensive Income, Net of Taxes) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of the period	$ 536
Current period other comprehensive loss	(149)
Balance as of end of the period	387
Accumulated foreign currency translation differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of the period	536
Current period other comprehensive loss	(149)
Balance as of end of the period	$ 387